CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Net cash used in operating activities	$ 3,608,181	$ 1,961,366		$ 5,173,272	[1]
Net cash provided by investing activities	(6,850,472)	(1,269,612)		(9,057,883)	[1]
Net cash provided by financing activities	1,553,401	390,082		5,476,026	[1]
Cash as of January 1	4,407,246	2,431,893	[1]	772,977	[1]
Cash as of December 31	2,959,219	4,407,246		2,431,893	[1]
Parent Company [Member]
Net cash used in operating activities	(14,338)	10,976,260		(208)
Net cash provided by investing activities	0	(12,322,324)		0
Net cash provided by financing activities	0	1,410,560		0
Cash as of January 1	64,496	1,218	[2]	1,426
Cash as of December 31	$ 50,158	$ 64,496		$ 1,218	[2]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the balances of TODA International Inc. only.